Fair Value Measurements - Additional Information (Detail) $ / shares in Units, $ in Millions	Feb. 05, 2021 USD ($) $ / shares
Warrants and rights outstanding, term	5 years
Class of warrants or rights, transfers, restriction on number of days from the date of business combination	30 days
Class of warrant or right, threshold period for exercise from date of closing public offering	12 months
Fair Value Assumption Risk Free Interest Rate Basis Description	five-year
Share Price Equal Or Exceeds Eighteen Rupees Per Dollar Member
Class Of Warrants Redemption Price Per Unit	$ 0.01
Private Placement Warrants [Member]
Exercise price of warrants or rights	$ 0.89
Warrants and rights outstanding | $	$ 0.2
Public Warrants [Member]
Warrants and rights outstanding, term	5 years
Class of warrants or rights, transfers, restriction on number of days from the date of business combination	12 days
Class of warrant or right, threshold period for exercise from date of closing public offering	30 days
Exercise price of warrants or rights	$ 0.88
Warrants and rights outstanding | $	$ 5.9
Common Class A [Member] | Public Warrants [Member]
Exercise price of warrants or rights	$ 11.50
Common Class A [Member] | Public Warrants [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar Member
Share price	18.00
Common Class A [Member] | Public and Private Warrants [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar Member
Share price	$ 18.00